Fair Value	9 Months Ended
Oct. 01, 2011
Fair Value [Abstract]
FAIR VALUE

(I)	FAIR VALUE

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy in accordance with ASC 820, Fair Value Measurements and Disclosures. The levels of the fair value hierarchy are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs utilize inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3 inputs are unobservable inputs for the asset or liability, allowing for situations where there is little, if any, market activity for the asset or liability.

Measured on a Recurring Basis

Restricted Investments and Marketable Securities (Level 1) — The fair value of investments is based on quoted market prices. The fair value of investments was not materially different from their cost basis at October 1, 2011 or December 31, 2010.

Financial Instruments Not Recorded at Fair Value

The carrying value and fair values of financial instruments not recorded at fair value in the condensed consolidated balance sheets as of October 1, 2011 and December 31, 2010 were as follows:

Cash and Trade Receivables — Cash and trade receivables are carried at their cost which approximates fair value because of their short-term nature.

Long-Term Debt — At October 1, 2011, the fair value of the Company’s long-term indebtedness was approximately $108.8 million lower than the amount on the Company’s accompanying unaudited condensed consolidated balance sheet, before unamortized discount of approximately $17.0 million. At December 31, 2010, the fair value of the Company’s long-term indebtedness was approximately $57.1 million higher than the amount on the Company’s accompanying unaudited condensed consolidated balance sheet, before unamortized discount of approximately $2.0 million. The Company determined the fair market value of its 10% Notes and 8.5% Notes using available market quotes. For the Company’s remaining outstanding indebtedness (including outstanding borrowings under the ABL Facility and Term Loan Facility), the Company assumed that the carrying value of such indebtedness approximated the fair value based upon the variable interest rates associated with certain of these debt obligations and the Company’s estimated credit risk.